Share-Based Payments - Movement in Share Options (Details)	12 Months Ended
	Jun. 30, 2023 shares £ / shares	Jun. 30, 2022 shares £ / shares	Jun. 30, 2021 shares £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercised during the year (in shares)	(771,327)	(1,045,414)
CSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	5,845	5,845	20,845
Options granted during the year (in shares)	0	0	0
Options exercised during the year (in shares)	0	0	(15,000)
Options forfeited during the year (in shares)	0	0	0
Options outstanding, ending balance (in shares)	5,845	5,845	5,845
Weighted average exercise price (in gbp per share) | £ / shares	£ 0.90	£ 0.90	£ 0.90
Weighted average share price at exercise date (in gbp per share) | £ / shares	£ 0	£ 0	£ 62.58
Weighted average remaining contractual life	1 year	2 years	3 years
JSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	34,075	34,075	167,611
Options granted during the year (in shares)	0	0	0
Options exercised during the year (in shares)	(27,110)	0	(133,536)
Options forfeited during the year (in shares)	0	0	0
Options outstanding, ending balance (in shares)	6,965	34,075	34,075
Weighted average exercise price (in gbp per share) | £ / shares	£ 0	£ 0	£ 0
Weighted average share price at exercise date (in gbp per share) | £ / shares	£ 61.9	£ 0	£ 44.71
Weighted average remaining contractual life	13 years	14 years	15 years
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	96,324	203,326	781,022
Options granted during the year (in shares)	0	0	0
Options exercised during the year (in shares)	(64,312)	(107,002)	(568,196)
Options forfeited during the year (in shares)	(3,000)	0	(9,500)
Options outstanding, ending balance (in shares)	29,012	96,324	203,326
Weighted average exercise price (in gbp per share) | £ / shares	£ 0	£ 0	£ 0
Weighted average share price at exercise date (in gbp per share) | £ / shares	£ 57.41	£ 117.25	£ 44.12
Weighted average remaining contractual life	2 years	3 years	4 years
EIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	1,158,575	1,406,877	1,104,267
Options granted during the year (in shares)	536,814	300,940	726,094
Options exercised during the year (in shares)	(522,661)	(467,888)	(359,815)
Options forfeited during the year (in shares)	(267,903)	(81,354)	(63,669)
Options outstanding, ending balance (in shares)	904,825	1,158,575	1,406,877
Weighted average exercise price (in gbp per share) | £ / shares	£ 0	£ 0	£ 0
Weighted average share price at exercise date (in gbp per share) | £ / shares	£ 57.55	£ 130.1	£ 45.95
Weighted average remaining contractual life	2 years	2 years	3 years
SAYE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	598,614	1,119,953	759,207
Options granted during the year (in shares)	0	0	423,272
Options exercised during the year (in shares)	(217,684)	(470,757)	(1,550)
Options forfeited during the year (in shares)	(35,085)	(50,582)	(60,976)
Options outstanding, ending balance (in shares)	345,845	598,614	1,119,953
Weighted average exercise price (in gbp per share) | £ / shares	£ 39.78	£ 35.70	£ 25.59
Weighted average share price at exercise date (in gbp per share) | £ / shares	£ 58.25	£ 111.89	£ 62.71
Weighted average remaining contractual life	1 year	1 year	1 year
SS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	445,491	0	0
Options granted during the year (in shares)	1,212,215	504,443	0
Options exercised during the year (in shares)	0	0	0
Options forfeited during the year (in shares)	(191,735)	(58,952)	0
Options outstanding, ending balance (in shares)	1,465,971	445,491	0
Weighted average exercise price (in gbp per share) | £ / shares	£ 64.55	£ 102.41	£ 0
Weighted average share price at exercise date (in gbp per share) | £ / shares	£ 0	£ 0	£ 0
Weighted average remaining contractual life	6 years	6 years	0 years
Bonus Payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	0	0	117,116
Options granted during the year (in shares)	0	0	0
Options exercised during the year (in shares)	0	0	(117,110)
Options forfeited during the year (in shares)	0	0	(6)
Options outstanding, ending balance (in shares)	0	0	0
Weighted average exercise price (in gbp per share) | £ / shares	£ 0	£ 0	£ 0
Weighted average share price at exercise date (in gbp per share) | £ / shares	£ 0	£ 0	£ 56.53
Weighted average remaining contractual life	0 years	0 years	0 years